Average Annual Total Returns	12 Months Ended	60 Months Ended	97 Months Ended	98 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)		1.22% [1]
Lipper Core Plus Bond Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	2.10%	0.19%	1.64%
T. Rowe Price Total Return Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.18%	(0.23%)		1.62%
Performance Inception Date				Nov. 15, 2016
T. Rowe Price Total Return Fund - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.32%	(1.77%)		0.04%
T. Rowe Price Total Return Fund - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.28%	(0.79%)		0.59%
T. Rowe Price Total Return Fund - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.44%	(0.09%)		1.76%
Performance Inception Date				Nov. 15, 2016
T. Rowe Price Total Return Fund - Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.01%	(0.50%)		1.34%
Performance Inception Date				Nov. 15, 2016

[1]	Return since 11/15/16.
[2]	Return since 11/30/16.